Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Covington Trust
Entity Central Index Key	0000945908
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Fidelity International Value Factor ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® International Value Factor ETF
Class Name	Fidelity® International Value Factor ETF
Trading Symbol	FIVA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® International Value Factor ETF for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® International Value Factor ETF	$ 10	0.18%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.18%
Net Assets	$ 532,897,553
Holdings Count | shares	109
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$532,897,553
Number of Holdings	109
Portfolio Turnover	69%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 26.0 Industrials 19.1 Information Technology 9.6 Health Care 8.4 Consumer Discretionary 7.7 Materials 7.7 Consumer Staples 6.2 Energy 6.0 Utilities 3.8 Communication Services 3.2 Real Estate 1.6 Common Stocks 99.3 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.7 Japan 22.9 Canada 13.8 United States 9.6 Germany 9.3 France 9.2 United Kingdom 9.1 Australia 5.9 Netherlands 4.2 Italy 2.5 Others 13.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 22.9 Canada - 13.8 United States - 9.6 Germany - 9.3 France - 9.2 United Kingdom - 9.1 Australia - 5.9 Netherlands - 4.2 Italy - 2.5 Others - 13.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) ASML Holding NV 2.7 Kioxia Holdings Corp 1.8 Nestle SA 1.6 Shell PLC 1.6 Siemens AG 1.6 Toronto Dominion Bank 1.5 TotalEnergies SE 1.4 Canadian National Railway Co 1.4 Macquarie Group Ltd 1.4 Mitsubishi UFJ Financial Group Inc 1.4 16.4
Fidelity International Multifactor ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® International Multifactor ETF
Class Name	Fidelity® International Multifactor ETF
Trading Symbol	FDEV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® International Multifactor ETF for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® International Multifactor ETF	$ 10	0.18%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.18%
Net Assets	$ 271,401,641
Holdings Count | shares	205
Investment Company Portfolio Turnover	103.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$271,401,641
Number of Holdings	205
Portfolio Turnover	103%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 22.5 Industrials 14.8 Health Care 12.9 Energy 11.6 Consumer Staples 9.4 Utilities 8.5 Communication Services 7.6 Information Technology 4.1 Consumer Discretionary 3.9 Materials 3.9 Common Stocks 99.2 Short-Term Investments and Net Other Assets (Liabilities) 0.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.8 Japan 19.8 United Kingdom 14.9 Canada 13.9 France 8.0 United States 7.2 Spain 4.2 Australia 3.8 Netherlands 3.6 Germany 3.6 Others 21.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 19.8 United Kingdom - 14.9 Canada - 13.9 France - 8.0 United States - 7.2 Spain - 4.2 Australia - 3.8 Netherlands - 3.6 Germany - 3.6 Others - 21.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Shell PLC 1.8 Astrazeneca PLC 1.6 Roche Holding AG 1.5 Engie SA 1.4 Endesa SA 1.4 Novartis AG 1.4 Canadian Natural Resources Ltd 1.4 Suncor Energy Inc 1.3 Centrica PLC 1.3 Equinor ASA 1.3 14.4
Fidelity International High Dividend ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® International High Dividend ETF
Class Name	Fidelity® International High Dividend ETF
Trading Symbol	FIDI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® International High Dividend ETF for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® International High Dividend ETF	$ 10	0.18%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.18%
Net Assets	$ 318,117,306
Holdings Count | shares	106
Investment Company Portfolio Turnover	145.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$318,117,306
Number of Holdings	106
Portfolio Turnover	145%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 19.3 Energy 16.1 Consumer Staples 13.2 Consumer Discretionary 12.9 Industrials 11.7 Utilities 11.5 Real Estate 9.2 Health Care 2.4 Information Technology 1.5 Materials 1.4 Common Stocks 99.2 Short-Term Investments and Net Other Assets (Liabilities) 0.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.8 Japan 18.2 France 17.6 Canada 13.9 Australia 10.3 United Kingdom 9.2 United States 6.4 Germany 4.9 Norway 4.2 Italy 3.7 Others 11.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 18.2 France - 17.6 Canada - 13.9 Australia - 10.3 United Kingdom - 9.2 United States - 6.4 Germany - 4.9 Norway - 4.2 Italy - 3.7 Others - 11.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Equinor ASA 3.7 TotalEnergies SE 3.7 Canadian Natural Resources Ltd 2.9 Enbridge Inc 2.7 Daito Trust Construction Co Ltd 2.7 Nestle SA 2.6 Klepierre SA 2.6 Enel SpA 2.6 Woodside Energy Group Ltd 2.6 Engie SA 2.5 28.6
Fidelity Emerging Markets Multifactor ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Emerging Markets Multifactor ETF
Class Name	Fidelity® Emerging Markets Multifactor ETF
Trading Symbol	FDEM
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Emerging Markets Multifactor ETF for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Emerging Markets Multifactor ETF	$ 13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Net Assets	$ 508,076,185
Holdings Count | shares	210
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$508,076,185
Number of Holdings	210
Portfolio Turnover	49%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 31.9 Financials 16.8 Consumer Discretionary 12.3 Communication Services 10.4 Energy 9.2 Consumer Staples 7.1 Real Estate 5.2 Industrials 3.8 Materials 2.2 Utilities 0.1 Common Stocks 98.6 Preferred Stocks 0.4 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.6 Preferred Stocks - 0.4 Short-Term Investments and Net Other Assets (Liabilities) - 1.0 China 25.6 Taiwan 21.8 Korea (South) 16.9 India 9.0 Brazil 4.0 Mexico 3.6 South Africa 3.4 Thailand 2.5 United Arab Emirates 2.3 Others 10.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) China - 25.6 Taiwan - 21.8 Korea (South) - 16.9 India - 9.0 Brazil - 4.0 Mexico - 3.6 South Africa - 3.4 Thailand - 2.5 United Arab Emirates - 2.3 Others - 10.9
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 11.7 Samsung Electronics Co Ltd 6.0 SK Hynix Inc 3.4 Tencent Holdings Ltd 3.2 China Resources Mixc Lifestyle Services Ltd 1.9 Orion Corp/Republic of Korea 1.7 Fibra Uno Administracion SA de CV 1.7 Emaar Development PJSC 1.6 Petroleo Brasileiro SA - Petrobras (PN) 1.5 Kimberly-Clark de Mexico SAB de CV Series A 1.5 34.2
Fidelity Fundamental Developed International ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Fundamental Developed International ETF
Class Name	Fidelity® Fundamental Developed International ETF
Trading Symbol	FFDI
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Fundamental Developed International ETF for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Fundamental Developed International ETF	$ 28	0.55%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
Net Assets	$ 22,131,788
Holdings Count | shares	101
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$22,131,788
Number of Holdings	101
Portfolio Turnover	66%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 26.7 Industrials 25.4 Information Technology 12.8 Health Care 8.4 Materials 7.9 Consumer Discretionary 6.1 Consumer Staples 4.4 Energy 4.2 Utilities 1.6 Communication Services 0.9 Real Estate 0.4 Common Stocks 98.8 Short-Term Investments and Net Other Assets (Liabilities) 1.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.8 Short-Term Investments and Net Other Assets (Liabilities) - 1.2 Japan 21.7 United Kingdom 16.1 United States 10.1 Germany 8.3 France 8.0 Netherlands 6.0 Spain 5.4 Sweden 4.1 Italy 4.0 Others 16.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 21.7 United Kingdom - 16.1 United States - 10.1 Germany - 8.3 France - 8.0 Netherlands - 6.0 Spain - 5.4 Sweden - 4.1 Italy - 4.0 Others - 16.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) ASML Holding NV 4.0 Schneider Electric SE 2.8 Banco Santander SA 2.4 Air Liquide SA 2.3 Hitachi Ltd 2.3 Safran SA 2.2 Rolls-Royce Holdings PLC 2.2 CaixaBank SA 2.1 Shell PLC 2.0 Mitsubishi Heavy Industries Ltd 2.0 24.3
Fidelity Fundamental Global ex US ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Fundamental Global ex-U.S. ETF
Class Name	Fidelity® Fundamental Global ex-U.S. ETF
Trading Symbol	FFGX
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Fundamental Global ex-U.S. ETF for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Fundamental Global ex-U.S. ETF	$ 28	0.55%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
Net Assets	$ 39,539,848
Holdings Count | shares	167
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$39,539,848
Number of Holdings	167
Portfolio Turnover	45%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 24.4 Information Technology 21.9 Industrials 20.1 Materials 8.1 Consumer Discretionary 6.1 Energy 5.4 Health Care 5.4 Communication Services 3.6 Consumer Staples 3.0 Utilities 1.4 Real Estate 0.1 Common Stocks 99.5 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.5 Japan 12.5 United Kingdom 10.0 Taiwan 9.7 China 7.7 Canada 6.2 Korea (South) 6.0 United States 5.4 Germany 5.4 France 5.1 Others 32.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 12.5 United Kingdom - 10.0 Taiwan - 9.7 China - 7.7 Canada - 6.2 Korea (South) - 6.0 United States - 5.4 Germany - 5.4 France - 5.1 Others - 32.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 7.7 Samsung Electronics Co Ltd 3.4 ASML Holding NV depository receipt 2.6 Tencent Holdings Ltd 2.0 SK Hynix Inc 1.9 Schneider Electric SE 1.6 Hitachi Ltd 1.6 Safran SA 1.6 CaixaBank SA 1.5 Banco Santander SA 1.5 25.4
Fidelity Fundamental Emerging Markets ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Fundamental Emerging Markets ETF
Class Name	Fidelity® Fundamental Emerging Markets ETF
Trading Symbol	FFEM
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Fundamental Emerging Markets ETF for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Fundamental Emerging Markets ETF	$ 32	0.60%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.60%
Net Assets	$ 39,360,918
Holdings Count | shares	113
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$39,360,918
Number of Holdings	113
Portfolio Turnover	71%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 37.4 Financials 19.8 Industrials 10.3 Consumer Discretionary 7.8 Communication Services 7.6 Materials 4.9 Health Care 3.7 Energy 3.4 Consumer Staples 2.4 Utilities 1.4 Real Estate 0.6 Common Stocks 99.3 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.7 Taiwan 24.5 China 23.4 Korea (South) 17.0 India 8.8 Brazil 4.6 South Africa 3.8 Mexico 3.6 Saudi Arabia 2.1 United Arab Emirates 2.0 Others 10.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Taiwan - 24.5 China - 23.4 Korea (South) - 17.0 India - 8.8 Brazil - 4.6 South Africa - 3.8 Mexico - 3.6 Saudi Arabia - 2.1 United Arab Emirates - 2.0 Others - 10.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 16.4 Samsung Electronics Co Ltd 8.7 SK Hynix Inc 5.2 Tencent Holdings Ltd 5.1 Alibaba Group Holding Ltd 2.8 MediaTek Inc 2.3 Contemporary Amperex Technology Co Ltd A Shares (China) 2.1 China Construction Bank Corp H Shares 1.9 Delta Electronics Inc 1.6 BYD Co Ltd H Shares 1.5 47.6